Related Party Balances and Transactions (Details) - Schedule of significant related party transactions ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Beijing WanPu Century Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Market promotion expenses			¥ 16	¥ 16
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Rental and service fees	¥ 2,106	$ 323	¥ 986	¥ 8,399